Reinsurance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Effects of Reinsurance

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the three months and six months ended June 30 are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2019	2018	2019	2018

Premiums:
Direct - written	$670	$1,125	$2,128	$1,737
Direct - change in unearned	7	14	(3)	(3)

Direct - earned	677	1,139	2,125	1,734

Ceded to affiliate - written	(670)	(1,125)	(2,128)	(1,737)
Ceded to affiliate - change in unearned	(7)	(14)	3	3

Ceded to affiliate - earned	(677)	(1,139)	(2,125)	(1,734)

Premiums - written, net	-	-	-	-
Premiums - change in unearned, net	-	-	-	-

Premiums, net	$-	$-	$-	$-

Contract charges:
Direct	$2,656	$1,856	$5,097	$3,334
Ceded to affiliate	(2,656)	(1,856)	(5,097)	(3,334)

Contract charges, net	$-	$-	$-	$-

Claims, benefits and losses incurred:
Direct	$(100)	$788	$1,783	$1,432
Ceded to affiliate	100	(787)	(1,783)	(1,431)

Claims, benefits and losses, net	$-	$1	$-	$1

Interest credited to policyholder account balances:
Direct	$13,878	$10,401	$26,826	$19,838
Ceded to affiliate	(13,858)	(10,406)	(26,792)	(19,853)

Interest credited to policyholder account balances, net	$20	$(5)	$34	$(15)

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2018	2017	2016

Face amount of policies in force	$80,872	$86,587	$95,577

Premiums:
Direct - written	$2,812	$3,145	$2,168
Direct - change in unearned	–	5	1

Direct - earned	2,812	3,150	2,169

Ceded to affiliate - written	(2,812)	(3,145)	(2,172)
Ceded to affiliate - change in unearned	–	(5)	(18)

Ceded to affiliate - earned	(2,812)	(3,150)	(2,190)

Premiums - written, net	–	5	(4)
Premiums - change in unearned, net	–	(5)	(17)

Premiums, net	$–	$–	$(21)

Contract charges:
Direct	$7,535	$3,498	$1,303
Ceded to affiliate	(7,535)	(3,498)	(1,303)

Contract charges, net	$–	$–	$–

Claims, benefits and losses incurred:
Direct	$2,507	$2,779	$1,761
Ceded to affiliate	(2,507)	(2,777)	(1,762)

Claims, benefits and losses, net	$–	$2	$(1)

Interest credited to policyholder account balances:
Direct	$41,175	$30,469	$20,519
Ceded to affiliate	(41,190)	(30,469)	(20,519)

Interest credited to policyholder account balances, net	$(15)	$–	$–